Stock-Based Compensation - Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Unrecognized compensation cost related to unvested stock options		$ 6,159,462
2016 [Member]
Unrecognized compensation cost related to unvested stock options	$ 10,788,252	3,532,582
2017 [Member]
Unrecognized compensation cost related to unvested stock options	8,001,868	1,555,178
2018 [Member]
Unrecognized compensation cost related to unvested stock options	4,570,141	744,807
2019 [Member]
Unrecognized compensation cost related to unvested stock options	2,283,564	$ 326,895
2020 [Member]
Unrecognized compensation cost related to unvested stock options	557,544
2021 [Member]
Unrecognized compensation cost related to unvested stock options	$ 21,994